UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
8/31/16 (Unaudited)

CORPORATE BONDS AND NOTES (86.0%)(a)
		Principal amount	Value

Advertising and marketing services (0.3%)

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24		$115,000	$122,475

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		945,000	1,011,150

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		595,000	633,675

			1,767,300
Automotive (0.8%)

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%, 4/15/23 (Italy)		1,500,000	1,547,250

General Motors Co. sr. unsec. notes 5.20%, 4/1/45		280,000	298,122

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.20%, 7/6/21		855,000	868,961

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22		855,000	871,533

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25		160,000	172,800

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24		365,000	391,463

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21		714,000	585,480

			4,735,609
Broadcasting (2.2%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		730,000	735,475

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		2,255,000	2,362,113

Entercom Radio, LLC company guaranty sr. unsec. notes 10.50%, 12/1/19		620,000	648,675

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19		725,000	586,344

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/22		250,000	264,375

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		1,120,000	1,142,400

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		2,515,000	2,619,624

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		470,000	502,900

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub. notes 5.875%, 10/1/20		240,000	247,728

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		410,000	413,075

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		1,060,000	1,083,850

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		1,060,000	1,107,700

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/21		358,000	372,320

			12,086,579
Building materials (0.7%)

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23		780,000	826,800

Nortek, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/21		1,590,000	1,665,525

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		250,000	274,063

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		980,000	1,042,475

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21		150,000	158,438

			3,967,301
Cable television (5.1%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		1,775,000	1,883,719

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)		200,000	206,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		470,000	500,550

Cablevision Systems Corp. sr. unsec. unsub. notes 7.75%, 4/15/18		525,000	560,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6.625%, 1/31/22		750,000	789,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22		1,105,000	1,160,250

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		695,000	735,831

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		1,645,000	1,768,375

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		325,000	347,750

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		1,400,000	1,473,066

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		2,370,000	2,390,738

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		810,000	819,113

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		2,715,000	2,642,021

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		300,000	321,375

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		660,000	650,925

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.875%, 10/15/25		620,000	726,950

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.125%, 1/15/23		720,000	822,150

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		1,120,000	1,156,400

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)		2,260,000	2,293,900

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)		1,920,000	1,944,000

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		255,000	269,344

SFR Group SA 144A company guaranty sr. notes 5.625%, 5/15/24 (France)	EUR	275,000	324,957

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)		$1,420,000	1,522,950

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		1,393,000	1,462,650

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6.375%, 4/15/23 (United Kingdom)		540,000	573,750

Virgin Media Secured Finance PLC 144A sr. notes 5.375%, 4/15/21 (United Kingdom)		666,000	693,473

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19		750,000	789,375

			28,829,425
Capital goods (7.7%)

Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. bonds 4.875%, 8/15/26 (Jersey)		980,000	993,475

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8.25%, 10/1/20		3,338,000	3,492,383

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19		350,000	396,375

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24		1,190,000	1,195,950

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22		474,000	481,110

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		1,960,000	2,087,400

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		1,310,000	1,341,931

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24		1,325,000	1,344,875

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22		465,000	492,900

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23		995,000	1,019,278

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%, 4/15/19 (Canada)		1,325,000	1,328,313

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		1,755,000	1,930,500

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		780,000	877,500

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7.75%, 12/15/20 (Luxembourg)		736,000	768,200

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		3,115,000	2,978,719

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22		1,875,000	1,967,813

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		1,768,000	2,434,520

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9.50%, 2/15/24		2,675,000	3,022,750

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		1,455,000	1,455,000

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22		1,465,000	1,508,950

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		1,027,000	1,078,350

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22		595,000	623,263

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9.875%, 8/15/19		117,000	120,364

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8.25%, 2/15/21 (New Zealand)		590,000	613,600

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24		1,040,000	1,114,100

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		842,000	896,730

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26		455,000	468,650

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21		485,000	500,035

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23		1,925,000	2,006,813

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7.50%, 7/15/21		1,305,000	1,384,116

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		195,000	202,313

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6.375%, 6/15/26		730,000	744,600

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25		1,525,000	1,618,406

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22		855,000	904,163

			43,393,445
Chemicals (3.2%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23		1,075,000	1,080,375

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		1,320,000	1,376,100

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9.75%, 10/15/23		1,210,000	1,433,850

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)		415,000	473,357

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		665,000	636,322

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		875,000	840,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		1,000,000	957,500

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23		2,070,000	2,370,150

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22		1,070,000	1,104,775

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23		1,120,000	1,248,800

Perstorp Holding AB 144A company guaranty sr. notes 8.75%, 5/15/17 (Sweden)		1,615,000	1,610,963

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22		320,000	339,600

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20		205,000	185,525

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22		620,000	556,450

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		1,000,000	1,035,000

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		2,483,000	2,681,640

			17,930,407
Commercial and consumer services (0.3%)

Mustang Merger Corp. 144A sr. unsec. notes 8.50%, 8/15/21		265,000	276,925

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		1,220,000	1,261,175

			1,538,100
Construction (2.5%)

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		1,405,000	1,510,375

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23		1,560,000	1,770,600

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		1,135,000	1,154,863

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)		1,145,000	1,268,088

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		825,000	870,375

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		300,000	315,960

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		800,000	823,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		590,000	601,800

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7.50%, 7/15/20		505,000	525,831

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/15/24		555,000	591,075

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		1,160,000	1,209,300

USG Corp. 144A company guaranty sr. unsec. notes 5.875%, 11/1/21		330,000	346,088

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		1,060,000	1,150,100

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		2,150,000	1,978,000

			14,115,455
Consumer (0.3%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		805,000	872,419

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		90,000	96,300

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.375%, 11/15/20		110,000	114,263

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		670,000	722,763

			1,805,745
Consumer staples (4.4%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)		1,900,000	1,987,875

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		575,000	594,406

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22		1,799,000	1,897,945

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24		420,000	441,525

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19		820,000	709,300

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		1,380,000	1,380,000

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		3,415,000	3,534,525

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22		1,430,000	1,658,800

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		1,100,000	1,166,000

ESAL GmbH 144A company guaranty sr. unsec. notes 6.25%, 2/5/23 (Brazil)		1,275,000	1,294,125

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7.25%, 6/1/21 (Brazil)		480,000	496,800

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		920,000	977,500

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		920,000	964,822

Landry's Holdings II, Inc. 144A sr. unsec. notes 10.25%, 1/1/18		315,000	320,513

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25		670,000	691,775

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21		1,385,000	1,435,206

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21		1,765,000	1,804,713

Revlon Escrow Corp. 144A sr. unsec. notes 6.25%, 8/1/24		510,000	530,400

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		1,585,000	1,711,134

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)		330,212	176,663

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22		675,000	761,063

			24,535,090
Energy (10.0%)

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26		600,000	663,637

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		595,000	596,488

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		895,000	883,813

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		1,064,000	1,065,330

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6.00%, 10/1/22		925,000	855,625

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6.00%, 4/1/21		255,000	239,063

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		785,000	635,850

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)		180,000	150,300

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		2,244,000	1,514,700

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		1,585,000	1,692,355

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)		500,000	407,019

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)		639,000	313,110

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		1,827,000	1,740,218

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23		555,000	573,038

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22		947,000	980,145

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		280,000	252,700

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		890,000	861,075

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		835,000	786,988

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		840,000	615,300

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		1,376,000	1,413,840

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31		1,315,000	1,613,614

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6.375%, 6/15/23		30,000	16,425

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		2,691,000	1,749,150

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8.875%, 5/15/21 (In default)(NON)		3,669,000	871,388

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20		715,000	679,250

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31		645,000	748,842

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		1,135,000	1,166,213

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6.75%, 3/1/21 (In default)(NON)		370,000	86,950

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22		1,720,000	1,737,200

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12.00%, 12/15/20 (In default)(NON)		3,029,000	1,302,470

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25		505,000	472,279

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		555,000	446,775

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)		365,000	299,300

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24		825,000	862,743

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		1,515,000	1,571,813

Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		1,088,000	1,123,360

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		805,000	809,025

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21		460,000	426,075

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		730,000	673,425

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		1,657,000	1,541,010

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		1,600,000	1,624,000

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		645,000	586,950

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		345,000	317,400

Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22		1,445,000	1,546,150

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		1,660,000	1,763,750

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23		165,000	173,663

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26		390,000	417,300

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)		2,795,000	111,800

SandRidge Energy, Inc. 144A company guaranty notes 8.75%, 6/1/20 (In default)(NON)		1,590,000	624,075

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)		780,000	801,450

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)		850,000	904,188

Seventy Seven Energy, Inc. sr. unsec. notes 6.50%, 7/15/22(F)		910,000	91

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		1,085,000	109

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21		540,000	534,600

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		620,000	566,525

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23		920,000	892,400

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		1,110,000	1,079,475

Tervita Corp. 144A company guaranty sr. notes 9.00%, 11/15/18 (Canada)	CAD	420,000	313,863

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)		$455,000	122,850

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)		680,000	163,200

Unit Corp. company guaranty sr. unsec. sub. notes 6.625%, 5/15/21		340,000	282,200

Western Gas Partners LP sr. unsec. unsub. notes 4.65%, 7/1/26		365,000	377,556

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21		309,000	276,555

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19		955,000	883,375

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21		335,000	390,275

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		968,000	1,118,040

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22		610,000	634,244

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24		825,000	844,850

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23		1,260,000	1,272,600

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20		980,000	1,006,338

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		2,540,000	2,470,150

			56,537,923
Entertainment (1.6%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22		895,000	921,850

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		685,000	702,180

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		835,000	864,225

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		950,000	973,750

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20		1,315,000	1,407,050

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		500,000	546,250

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25		980,000	994,700

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23		505,000	518,256

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21		2,000,000	2,070,000

			8,998,261
Financials (8.0%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		1,115,000	1,098,275

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		2,905,000	3,638,513

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		1,240,000	1,319,050

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,265,000	1,657,150

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		330,000	370,901

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)		800,000	836,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		635,000	692,214

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		975,000	1,033,500

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20		1,145,000	1,223,719

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		575,000	609,500

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20		1,645,000	912,975

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		1,195,000	1,186,038

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		760,000	887,224

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		625,000	637,500

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		1,030,000	1,035,150

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		685,000	669,588

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20		850,000	535,500

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,155,000	1,372,429

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23		596,000	620,585

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		635,000	634,803

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15%, 11/15/66		710,000	276,900

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)		315,000	307,125

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21		1,445,000	1,477,513

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		740,000	711,325

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		905,000	845,044

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		395,000	458,200

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	370,000	840,061

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		$450,000	457,313

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24		450,000	488,250

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6.375%, 3/1/24(R)		525,000	576,188

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20		550,000	554,125

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		1,910,000	1,819,275

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22		1,165,000	1,214,513

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19		680,000	714,000

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21		1,115,000	1,169,356

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21		1,709,000	1,683,365

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		575,000	554,990

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		2,535,000	3,026,156

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		460,000	435,850

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20		375,000	409,688

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7.75%, 10/1/21		600,000	630,000

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		200,000	204,500

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20		958,000	910,100

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18		1,170,000	916,988

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		1,080,000	1,128,600

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21		1,265,000	1,290,300

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23		1,020,000	1,054,298

			45,124,637
Forest products and packaging (1.9%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		1,835,000	1,871,700

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)		2,100,000	2,142,000

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7.50%, 6/1/20		1,540,000	1,601,600

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		1,285,000	1,336,400

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)		1,085,000	1,156,881

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27		135,000	148,838

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33		865,000	936,363

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25		355,000	387,767

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		1,025,000	1,226,156

			10,807,705
Gaming and lottery (2.9%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		915,000	988,200

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6.375%, 4/1/26		365,000	388,725

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,360,000	1,434,800

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)	CAD	2,015,000	1,597,987

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21		$1,120,000	1,169,000

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21		2,255,000	2,345,200

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		1,440,000	1,483,200

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12.125%, 9/1/18		2,890,000	2,976,700

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		3,720,000	3,441,000

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20		470,000	350,150

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22		295,000	313,438

			16,488,400
Health care (7.9%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21		1,675,000	1,742,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22		860,000	857,850

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23		1,335,000	1,313,306

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		1,145,000	1,248,050

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21		355,000	377,631

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,125,000	1,168,594

CHS/Community Health Systems, Inc. company guaranty sr. notes 5.125%, 8/1/21		580,000	572,025

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		1,205,000	1,000,150

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)		1,645,000	1,270,763

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10.50%, 12/15/18 (Luxembourg)		1,078,000	1,108,993

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22		2,195,000	1,964,525

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)		1,812,000	1,925,537

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		950,000	859,750

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		1,995,000	1,810,463

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22		1,625,000	1,661,563

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		1,015,000	1,084,781

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		2,110,000	2,321,000

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		410,000	466,375

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25		400,000	412,000

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		1,130,000	1,183,675

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10.50%, 11/1/18		1,815,000	1,860,375

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21		1,135,000	1,225,800

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		1,165,000	1,144,613

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23		460,000	484,150

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5.375%, 11/15/22		790,000	813,700

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		1,095,000	1,145,655

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22		1,675,000	1,752,553

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24		1,835,000	1,968,038

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		745,000	778,585

Tenet Healthcare Corp. company guaranty sr. bonds 4.50%, 4/1/21		260,000	262,470

Tenet Healthcare Corp. company guaranty sr. FRN 4.153%, 6/15/20		1,325,000	1,326,656

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18		215,000	228,975

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20		340,000	348,500

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		2,115,000	2,233,969

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.375%, 10/15/20		215,000	205,325

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		1,225,000	1,076,469

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		1,370,000	1,205,600

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		135,000	121,838

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23		640,000	558,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20		1,295,000	1,220,538

			44,311,240
Homebuilding (2.4%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		710,000	749,050

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)		980,000	1,006,950

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		935,000	940,844

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21		1,420,000	1,558,450

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		585,000	631,800

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21		2,030,000	2,131,500

Lennar Corp. company guaranty sr. unsec. notes 4.50%, 6/15/19		770,000	808,500

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22		480,000	505,200

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21		715,000	767,195

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)		1,417,000	1,399,288

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		1,380,000	1,607,010

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		485,000	518,950

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21		120,000	123,300

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24		710,000	726,863

			13,474,900
Household furniture and appliances (0.1%)

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26		575,000	600,588

			600,588
Lodging/Tourism (0.9%)

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23		1,655,000	1,677,756

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24		665,000	653,363

Hilton Escrow Issuer, LLC/Hilton Escrow Issuer Corp. 144A sr. sub. notes 4.25%, 9/1/24		205,000	208,972

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20		235,000	251,450

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19		320,000	362,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21		1,975,000	1,979,938

			5,133,479
Media (0.6%)

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24		1,000,000	1,090,000

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)		1,440,000	1,501,200

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		860,000	883,650

			3,474,850
Metals (3.4%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		90,000	85,500

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		335,000	312,388

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)		615,000	733,388

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		710,000	768,575

ArcelorMittal SA sr. unsec. unsub. notes 8.00%, 10/15/39 (France)		480,000	516,000

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)		725,000	621,688

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)		776,000	675,120

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)		1,006,000	885,280

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22		605,000	605,000

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23		1,095,000	1,064,888

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)		115,000	100,338

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)		1,575,000	1,575,000

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		980,000	1,078,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)		855,000	880,650

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		1,080,000	1,123,200

Novelis, Inc. company guaranty sr. unsec. notes 8.75%, 12/15/20		1,948,000	2,040,530

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22		1,870,000	1,972,850

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		665,000	701,575

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.125%, 10/1/21		285,000	296,400

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)		160,000	179,200

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)		240,000	259,200

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21		2,017,000	1,734,620

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		915,000	979,050

			19,188,440
Regional Bells (0.7%)

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		1,275,000	1,377,000

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		1,875,000	2,040,234

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20		330,000	359,700

Frontier Communications Corp. sr. unsec. notes 6.25%, 9/15/21		180,000	175,558

			3,952,492
Retail (2.7%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10.625%, 7/15/17		821,000	821,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21		985,000	546,675

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23		510,000	548,250

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19		1,070,000	1,151,588

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20		240,000	238,800

JC Penney Corp, Inc. 144A company guaranty sr. notes 5.875%, 7/1/23		270,000	281,718

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)		1,295,000	1,230,250

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8.125%, 3/15/19		1,560,000	1,560,000

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21		100,000	115,500

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22		620,000	691,300

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		1,230,000	1,180,800

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)		1,910,000	1,551,875

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		1,080,000	924,156

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		1,770,000	1,836,375

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		650,000	650,403

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		790,000	803,825

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		1,005,000	1,006,256

			15,138,771
Technology (3.9%)

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21		845,000	219,700

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19		2,770,000	2,063,650

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		960,000	1,018,800

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7.125%, 6/15/24		455,000	492,927

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		250,000	291,340

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		1,365,000	1,455,337

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21		950,000	1,004,475

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		1,620,000	1,696,950

First Data Corp. 144A notes 5.75%, 1/15/24		1,275,000	1,305,281

First Data Corp. 144A sr. notes 5.375%, 8/15/23		1,135,000	1,177,563

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		900,000	843,750

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		1,655,000	1,677,756

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)		1,620,000	1,729,350

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22		1,525,000	1,540,250

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23		570,000	628,425

NXP BV/NXP Funding, LLC 144A Company guaranty sr. unsec. notes 4.625%, 6/1/23 (Netherlands)		1,515,000	1,598,325

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		1,430,000	1,487,200

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9.125%, 1/15/19		262,000	172,920

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22		1,555,000	1,687,175

			22,091,174
Telecommunications (3.6%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		605,000	629,956

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)		655,000	663,188

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)		960,000	868,800

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		2,185,000	1,999,275

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)		580,000	436,450

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)		190,000	56,050

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)		440,000	130,350

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22		565,000	590,425

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24		495,000	519,131

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22		1,331,000	1,391,095

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25		840,000	908,860

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		2,870,000	2,583,000

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		370,000	365,375

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		1,035,000	1,139,794

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		3,150,000	3,061,769

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		2,380,000	2,353,225

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22		1,485,000	1,444,163

Wind Acquisition Finance SA 144A company guaranty notes 7.375%, 4/23/21 (Luxembourg)		960,000	988,800

			20,129,706
Telephone (1.7%)

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23		1,450,000	1,551,500

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		1,300,000	1,397,500

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21		1,167,000	1,219,515

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		435,000	461,117

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23		100,000	108,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21		695,000	733,225

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22		2,195,000	2,323,956

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23		1,935,000	1,758,431

			9,553,244
Textiles (0.1%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		715,000	748,069

			748,069
Tire and rubber (0.2%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22		1,495,000	1,325,886

			1,325,886
Transportation (0.8%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		1,725,000	1,686,188

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		2,580,000	2,586,450

			4,272,638
Utilities and power (5.1%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20		520,000	612,300

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		2,050,000	2,111,500

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		660,000	666,600

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21		1,112,000	1,276,020

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26		565,000	617,390

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		2,080,000	2,072,200

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22		605,000	633,738

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		370,000	389,888

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		1,185,000	1,275,080

DPL, Inc. sr. unsec. sub. notes 6.50%, 10/15/16		176,000	176,423

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22		160,000	158,000

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19		1,335,000	1,368,375

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		1,100,000	1,078,000

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8.625%, 1/15/22		765,000	954,123

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11.75%, 3/1/22 (In default)(NON)		404,647	493,164

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20		992,000	1,086,240

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		600,000	615,000

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31		740,000	595,700

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21		395,000	316,000

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20		550,000	387,750

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/1/20		1,195,000	1,238,319

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22		430,000	444,513

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21		3,010,000	3,137,925

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27		1,230,000	1,232,300

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26		845,000	877,533

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		835,000	887,755

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22		1,240,000	1,361,297

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23		1,110,000	1,148,582

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22		1,515,000	1,518,788

			28,730,503

Total corporate bonds and notes (cost $485,626,727)			$484,787,362

SENIOR LOANS (6.4%)(a)(c)
		Principal amount	Value

Basic materials (0.3%)

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B , 6.00%, 1/6/22		$1,110,000	$1,107,820

Solenis International LP bank term loan FRN 7.75%, 7/31/22		230,000	219,765

Zekelman Industries, Inc. bank term loan FRN Ser. B, 6.00%, 6/14/21		560,000	562,100

			1,889,685
Capital goods (0.1%)

Manitowac Foodservice, Inc. bank term loan FRN 5.75%, 3/3/23		619,385	625,966

			625,966
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21		990,000	986,288

			986,288
Consumer cyclicals (3.9%)

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22		1,508,470	1,472,644

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17		2,913,849	3,088,680

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10.75%, 3/1/17		691,525	756,067

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21		1,977,925	1,885,621

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20		442,473	442,473

DBP Holding Corp. bank term loan FRN Ser. B, 5.25%, 10/11/19		752,663	706,248

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19		1,381,145	1,170,520

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.938%, 1/30/19		1,534,000	1,173,829

J Crew Group, Inc. bank term loan FRN Ser. B, 4.00%, 3/5/21		1,291,785	1,018,572

Jeld-Wen, Inc. bank term loan FRN 5.25%, 10/15/21		794,188	798,655

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22		1,027,238	1,032,374

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20		1,712,747	1,612,123

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20		203,953	191,036

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5.00%, 1/26/23		935,300	940,812

ROC Finance, LLC bank term loan FRN 5.00%, 6/20/19		1,425,060	1,385,871

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6.00%, 10/1/21		800,934	799,933

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21		459,703	425,991

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20		914,504	891,641

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 5.00%, 9/2/21 (Luxembourg)		588,503	589,385

VGD Merger Sub, LLC bank term loan FRN 8.50%, 7/26/24		200,000	200,542

VGD Merger Sub, LLC bank term loan FRN 5.00%, 7/22/23		490,000	490,102

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19		841,819	832,699

			21,905,818
Consumer staples (0.3%)

Del Monte Foods, Inc. bank term loan FRN 8.25%, 8/18/21		990,000	700,425

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 7/14/23		1,320,000	1,319,764

			2,020,189
Energy (0.6%)

Chesapeake Energy Corp. bank term loan FRN 8.50%, 8/16/21		1,640,000	1,684,416

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20 (Canada)		1,402,064	1,286,828

Western Refining, Inc. bank term loan FRN Ser. B2, 4.50%, 6/23/23		490,000	477,342

			3,448,586
Health care (0.5%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4.75%, 8/17/21		505,313	505,313

Concordia International Corp. bank term loan FRN Ser. B, 5.25%, 10/21/21 (Canada)		885,550	835,000

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/11/21 (Netherlands)		314,312	313,211

Multiplan, Inc. bank term loan FRN Ser. B, 5.00%, 5/25/23		480,000	484,971

Quorum Health Corp. bank term loan FRN 6.75%, 4/29/22		638,400	608,076

			2,746,571
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20		1,431,012	1,096,513

			1,096,513
Utilities and power (0.3%)

Energy Transfer Equity LP bank term loan FRN Ser. C, 4.00%, 12/2/19		560,000	551,320

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676%, 10/10/17		3,273,299	1,054,274

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676%, 10/10/17		33,594	10,820

			1,616,414

Total senior loans (cost $39,369,224)			$36,336,030

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26		$1,040,000	$1,084,850

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18		449,000	736,921

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18		481,000	369,168

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20		572,000	556,628

Total convertible bonds and notes (cost $2,436,417)			$2,747,567

SHORT-TERM INVESTMENTS (6.1%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund .044%(AFF)	Shares	33,218,552	$33,218,552

U.S. Treasury Bills 0.257%, 11/10/16(SEGCCS)		$3,000	2,998

U.S. Treasury Bills 0.271%, 11/3/16		462,000	461,784

U.S. Treasury Bills 0.268%, 9/8/16(SEGCCS)		101,000	100,996

U.S. Treasury Bills 0.248%, 9/1/16(SEGCCS)		471,000	471,000

Total short-term investments (cost $34,255,330)			$34,255,330

TOTAL INVESTMENTS

Total investments (cost $561,687,698)(b)			$558,126,289

FORWARD CURRENCY CONTRACTS at 8/31/16 (aggregate face value $3,904,141) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	9/21/16	$308,221	$309,732	$1,511
Barclays Bank PLC
	Canadian Dollar	Sell	10/19/16	492,418	498,849	6,431
JPMorgan Chase Bank N.A.
	British Pound	Buy	9/21/16	567,400	629,448	(62,048)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/19/16	1,332,796	1,350,225	17,429
UBS AG
	British Pound	Sell	9/21/16	1,016,432	1,115,887	99,455

Total						$62,778

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 26 Index	B+/P	$458,522	$15,928,000	6/20/21	(500 bp)	$(382,956)

	Total		$458,522	$(382,956)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $563,591,549.
(b)	The aggregate identified cost on a tax basis is $561,824,894, resulting in gross unrealized appreciation and depreciation of $22,108,162 and $25,806,767, respectively, or net unrealized depreciation of $3,698,605.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$21,290,706	$108,860,936	$96,933,090	$99,248	$33,218,552
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $15,991,539 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $114,919 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $62,048 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$2,747,567	$—
Corporate bonds and notes	—	484,787,162	200
Senior loans	—	36,336,030	—
Short-term investments	33,218,552	1,036,778	—

Totals by level	$33,218,552	$524,907,537	$200

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$62,778	$—
Credit default contracts	—	(841,478)	—

Totals by level	$—	$(778,700)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$841,478
Foreign exchange contracts	124,826	62,048

Total	$124,826	$903,526

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$6,700,000
Centrally cleared credit default contracts (notional)		$4,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Centrally cleared credit default contracts§	—	—	35,957	—	—	—	35,957
	Forward currency contracts#	1,511	6,431	—	—	17,429	99,455	124,826

	Total Assets	$1,511	$6,431	$35,957	$—	$17,429	$99,455	$160,783

	Liabilities:
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—
	Forward currency contracts#	—	—	—	62,048	—	—	62,048

	Total Liabilities	$—	$—	$—	$62,048	$—	$—	$62,048

	Total Financial and Derivative Net Assets	$1,511	$6,431	$35,957	$(62,048)	$17,429	$99,455	$98,735
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$99,455
	Net amount	$1,511	$6,431	$35,957	$(62,048)	$17,429	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016